Note 17 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance (in shares)	35,505	33,779	32,140
Balance	$ 33,804,948	$ 32,079,249	$ 30,440,100
Dividends declared (in shares)	1,809	1,726	1,639
Dividends declared	$ 1,808,811	$ 1,725,699	$ 1,639,149
Balance (in shares)	37,314	35,505	33,779
Balance	$ 35,613,759	$ 33,804,948	$ 32,079,249
Ordinary Preferred Stock [Member]
Balance	29,000,000	29,000,000	29,000,000
Dividends declared
Balance	29,000,000	29,000,000	29,000,000
Preferred Stock Issued as Dividends [Member]
Balance	4,804,948	3,079,249	1,440,100
Dividends declared	1,808,811	1,725,699	1,639,149
Balance	$ 6,613,759	$ 4,804,948	$ 3,079,249